Intangible assets - Goodwill (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Intangible assets
Goodwill at beginning of period	$ 2,689
Foreign exchange	(165)
Impairment	$ (2,524)